Convertible Notes, First Jelco Note (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Mar. 12, 2015
Convertible Notes [Abstract]
Balance outstanding	$ 207,917	$ 173,289
First Jelco Note [Member]
Convertible Notes [Abstract]
Face amount			$ 4,000
Balance outstanding	$ 3,800